Fair Value Measurements - Assets measured at fair value on a non-recurring basis and related impairment charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	$ 10,418	$ 10,567
Impairment Charges	25	32	$ 80
Non-Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	12	89
Mortgage and other loans receivable		15
Other assets	0	14
Total	12	118
Impairment Charges	25	7	82
Non-Recurring Basis | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment Charges	25	6	77
Non-Recurring Basis | Other Invested Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment Charges	0	1	$ 5
Non-Recurring Basis | Asset Class to Loans Held For Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	163
Non-Recurring Basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Mortgage and other loans receivable		0
Other assets	0	0
Total	0	0
Non-Recurring Basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Mortgage and other loans receivable		0
Other assets	0	14
Total	0	14
Non-Recurring Basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	12	89
Mortgage and other loans receivable		15
Other assets	0	0
Total	$ 12	$ 104